Share-based Compensation - Summary of Additional Information About Restricted Stock Units (Details) - Performance And Time Based Restricted Stock Units [Member] - MSG Entertainment Stock Plan For Direct Employees [Member] - MSGE SPINCO, INC [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value per share of awards granted	$ 79.14	$ 72.81	$ 74.5
Intrinsic value of awards vested	$ 2,424	$ 1,396	$ 101